6. INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
6. INCOME TAXES

For the years ended December 31, 2020 and 2019, the cumulative net operating loss carry-forward from continuing operations is approximately $7,578,860 and $5,629,241, respectively, and will expire beginning in the year 2031.

The cumulative tax effect at the expected rate of 21% of significant items comprising our net deferred tax amount is as follows as of December 31, 2020 and 2019:

	2020	2019
Deferred tax asset attributable to:
Net operating loss carryover	$1,591,561	$1,182,141
Valuation allowance	(1,591,561)	(1,182,141)
Net deferred tax asset	$—	$—

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards of approximately $7,578,860 for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.

Due to the enactment of the Tax Reform Act of 2017, the corporate tax rate for those tax years beginning with 2018 has been reduced to 21%.